Debt Financing Arrangements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Repayments of short-term debt for purchases of inventory, property and equipment, net	$ 150,000,000	$ 564,000,000	$ 418,000,000
Handset Financing Arrangement [Member]
Short-term Debt [Line Items]
Borrowing capacity	108,000,000
Repayments of short-term debt for purchases of inventory, property and equipment, net	100,000,000	100,000,000
Short-term debt, outstanding	0	0
Vendor Financing Arrangement [Member]
Short-term Debt [Line Items]
Short-term debt, outstanding	$ 0	$ 0